Revenue	12 Months Ended
Mar. 31, 2023
Revenue from Contract with Customer [Abstract]
Revenue
4. Revenue
Based on Topic 606 provisions, the Company disaggregates its revenue from contracts with customers by those sales recorded over time and sales recorded at a point in time. The following table presents Nextracker’s revenue disaggregated based on timing of transfer—point in time and over time for the fiscal years ended March 31, 2023, 2022 and 2021:

	Fiscal year ended March 31,
(In thousands)	2023	2022	2021

Timing of Transfer
Point in time	$50,516	$127,924	$66,397
Over time	1,851,621	1,329,668	1,129,220

Total revenue	$1,902,137	$1,457,592	$1,195,617